COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CAPITAL COMMITMENT

Apart from the above, as of March 31, 2026, the Company had the following capital commitment:

a)	commitment to issue shares of common stock to the following service providers on or before October 31, 2026, subject to final board approval for the second and third tranches equivalent to the fixed dollar amounts as below, for services to be performed pursuant to each individual’s respective service agreement and related addendum signed with the nonemployees as disclosed in Note 21:

Financial year ended June 30, 2027:
Nam Tran	100,000
Raymond Powell	100,000
Dale Ludwig	60,000
260,000

Apart from the above, as of June 30, 2025, the Company had the following commitments:

a) commitment to issue shares of Common Stock to the following service providers on or before October 31, 2025 and 2026, subject to final board approval for the second and third tranches respectively as below, for services to be performed pursuant to the Service Agreements signed with nonemployees as disclosed in Note 15 and Note 21:

Number of shares to be issued
Financial year ended June 30, 2026
Nam Tran	1,000,000
Raymond Powell #	1,000,000
Dale Ludwig	700,000
2,700,000
Financial year ended June 30, 2027:
Nam Tran	1,000,000
Raymond Powell	1,000,000
Dale Ludwig	600,000
2,600,000

#	issued on July 1, 2025.